SHARE-BASED COMPENSATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The threshold of ownership of employee to whom the Group grant share option requiring a minimum exercise price to be at least 110% of the fair market value of the Company's ordinary share at the date of grant	10.00%
The minimum exercise price as a percentage of fair market value of the company's ordinary shares if the Company grant share awards to an employee who owns more than 10% of the voting power of all classes of the Company's share capital on the date of grant	110.00%
Exercise period of share options granted	10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000
Weighted-average fair value of share options granted			$ 1.67
Share options exercised	2,967,372	2,966,955	3,835,596
Proceeds from stock options exercised	$ 4,463	$ 3,632	$ 3,950
Total intrinsic value of share options exercised	34,330	13,022	8,348
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	3 years
Unrecognized compensation cost	579
Period of recognition of unrecognized compensation cost	3 months
2006 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	3 years
Period of recognition of unrecognized compensation cost	3 months
Total fair values of restricted shares at date of grant	2,643	3,181	1,339
Unrecognized compensation cost	492
Stock option exchange program [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	7.7 years
Stock option exchange program [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	8.3 years
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000
Weighted-average fair value of share options granted	$ 4.50	$ 2.44
Share options exercised	96,930
Proceeds from stock options exercised	455
Total intrinsic value of share options exercised	812
Unrecognized compensation cost	6,563
Period of recognition of unrecognized compensation cost	2 years 22 days
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval	10.00%
Remaining shares available for grant	94,688,953	96,894,814
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost	2 years 18 days
Total fair values of restricted shares at date of grant	1,676	0
Unrecognized compensation cost	7,170
2011 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	3 years
Expiration term of ordinary share options granted	10 years
2011 Share Incentive Plan [Member] | Minimum [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	3 years
2011 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	4 years
2011 Share Incentive Plan [Member] | Maximum [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	4 years
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	10 years
Maximum aggregate number of ordinary shares that can be issued	442,630,330
Number of years the share becomes exercisable	3 years
Weighted-average fair value of share options granted	$ 0.09
Unrecognized compensation cost	7,857
Period of recognition of unrecognized compensation cost	2 years 3 months 29 days
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval	5.00%
Remaining shares available for grant	47,098,936
Expiration term of ordinary share options granted	10 years
MCP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the share becomes exercisable	3 years
Period of recognition of unrecognized compensation cost	2 years 3 months 29 days
Unrecognized compensation cost	$ 8,870